UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Prudential’s Gibraltar Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

PRUDENTIAL’S FINANCIAL SECURITY PROGRAM

SEMIANNUAL REPORT

JUNE 30, 2007

Prudential’s Gibraltar Fund, Inc.

IFS-A105489

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

This report must be preceded or accompanied by the current prospectuses for the Gibraltar Fund and the annuity contract. The prospectus contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling (800)-778-2255.

Prudential’s Gibraltar Fund, Inc.

Letter to Planholders

June 30, 2007

■	DEAR PLANHOLDER

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the semi-annual report for Prudential’s Gibraltar Fund serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets—reviewed periodically over time—can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr.

President,

Prudential’s Gibraltar Fund, Inc.	July 31, 2007

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential's Gibraltar Fund, Inc. as of June 30, 2007 (Unaudited)

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings	(% of Net Assets)
PepsiCo, Inc.	4.9%
Cisco Systems, Inc.	4.3%
American International Group, Inc.	4.0%
NIKE, Inc. ‘‘Class B’’	3.8%
Google, Inc. ‘‘Class A’’	3.7%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (unaudited)

As a contract owner investing in the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,043.00	0.59%	$2.99
Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%		Value (Note 1)
COMMON STOCKS	Shares

Aerospace & Defense — 5.0%
Boeing Co.	63,400	$6,096,544
United Technologies Corp.	65,600	4,653,008

		10,749,552

Beverages — 4.9%
PepsiCo, Inc.	163,900	10,628,915

Biotechnology — 3.2%
Genentech, Inc.(a)	91,300	6,907,758

Capital Markets — 7.0%
Charles Schwab Corp. (The)	324,400	6,656,688
Goldman Sachs Group, Inc.	11,100	2,405,925
Lazard Ltd. “Class A”	70,100	3,156,603
UBS AG	50,900	3,054,509

		15,273,725

Chemicals — 4.3%
E.I. du Pont de Nemours & Co.	86,200	4,382,408
Monsanto Co.	74,000	4,997,960

		9,380,368

Communications Equipment — 7.0%
Cisco Systems, Inc.(a)	337,200	9,391,020
QUALCOMM, Inc.	135,400	5,875,006

		15,266,026

Computers & Peripherals — 5.7%
Apple, Inc.(a)	62,800	7,664,112
Hewlett-Packard Co.	103,600	4,622,632

		12,286,744

Consumer Finance — 1.3%
American Express Co.	45,700	2,795,926

Diversified Financial Services — 1.6%
Nymex Holdings, Inc.	8,300	1,042,729
NYSE Euronext	34,400	2,532,528

		3,575,257

Electronic Equipment & Instruments — 0.8%
SONY CORP., ADR (Japan)	32,700	1,679,799

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	17,300	1,469,462

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	14,500	848,540
Whole Foods Market, Inc.	52,200	1,999,260

		2,847,800

Healthcare Equipment & Supplies — 5.8%
Alcon, Inc.	39,600	5,342,436
Baxter International, Inc.	61,300	3,453,642
St. Jude Medical, Inc.(a)	92,100	3,821,229

		12,617,307

Hotels, Restaurants & Leisure — 2.5%
International Game Technology	64,700	2,568,590
Marriott International, Inc. “Class A”	66,900	2,892,756

		5,461,346

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 1)

Household Products — 3.5%
Colgate-Palmolive Co.	65,600	$4,254,160
Procter & Gamble Co.	53,627	3,281,436

		7,535,596

Industrial Conglomerates — 2.2%
General Electric Co.	123,500	4,727,580

Insurance — 4.0%
American International Group, Inc.	124,900	8,746,747

Internet Software & Services — 3.7%
Google, Inc. “Class A”(a)	15,400	8,060,052

Media — 5.1%
News Corp. “Class A”	203,500	4,316,235
Walt Disney Co.	197,300	6,735,822

		11,052,057

Multiline Retail — 2.6%
J.C. Penney Co., Inc.	33,500	2,424,730
Kohl’s Corp.(a)	20,800	1,477,424
Target Corp.	28,700	1,825,320

		5,727,474

Oil, Gas & Consumable Fuels — 1.2%
Occidental Petroleum Corp.	45,700	2,645,116

Pharmaceuticals — 6.8%
Abbott Laboratories	83,100	4,450,005
Schering-Plough Corp.	101,900	3,101,836
Teva Pharmaceutical Industries Ltd., ADR (Israel)	66,300	2,734,875
Wyeth	78,100	4,478,254

		14,764,970

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	196,900	4,678,344
Marvell Technology Group, Ltd.(a)	214,500	3,906,045

		8,584,389

Software — 8.7%
Adobe Systems, Inc.(a)	133,200	5,347,980
Electronic Arts, Inc.(a)	94,400	4,467,008
Microsoft Corp.	224,400	6,613,068
SAP AG, ADR (Germany)	50,400	2,573,928

		19,001,984

Textiles, Apparel & Luxury Goods — 3.8%
NIKE, Inc. “Class B”	142,000	8,277,180

TOTAL LONG-TERM INVESTMENTS (cost $170,024,275)		210,063,130

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENT — 3.4%	Shares	Value (Note 1)

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(b) (cost $7,314,384; Note 3)	7,314,384	$7,314,384

TOTAL INVESTMENTS — 100.1% (cost $177,338,659)		217,377,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(150,494)

NET ASSETS — 100.0%		$217,227,020

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Software	8.7%
Capital Markets	7.0
Communications Equipment	7.0
Pharmaceuticals	6.8
Healthcare Equipment & Supplies	5.8
Computers & Peripherals	5.7
Media	5.1
Aerospace & Defense	5.0
Beverages	4.9
Chemicals	4.3
Insurance	4.0
Semiconductors & Semiconductor Equipment	4.0
Textiles, Apparel & Luxury Goods	3.8
Internet Software & Services	3.7
Household Products	3.5
Affiliated Money Market Mutual Fund	3.4
Biotechnology	3.2
Multiline Retail	2.6
Hotels, Restaurants & Leisure	2.5
Industrial Conglomerates	2.2
Diversified Financial Services	1.6
Consumer Finance	1.3
Food & Staples Retailing	1.3
Oil, Gas & Consumable Fuels	1.2
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	0.7

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Unaffiliated investments (cost $170,024,275)	$210,063,130
Affiliated investments (cost $7,314,384)	7,314,384
Interest and dividends receivable	113,125
Foreign tax reclaim receivable	54,673
Prepaid expenses	505

Total Assets	217,545,817

LIABILITIES
Payable for investments purchased	177,166
Management fee payable	101,313
Accrued expenses and other liabilities	40,318

Total Liabilities	318,797

NET ASSETS	$217,227,020

Net assets were comprised of:
Common stock, at $0.01 par value	$218,638
Paid-in capital, in excess of par	212,716,896

212,935,534
Undistributed net investment income	807,270
Accumulated net realized loss on investments and foreign currency transactions	(36,554,639)
Net unrealized appreciation on investments	40,038,855

Net assets, June 30, 2007	$217,227,020

Net asset value and redemption price per share, 21,863,773 outstanding shares of common stock (authorized 75,000,000 shares)	$9.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Dividends (net of $33,048 foreign withholding tax)	$1,313,673
Affiliated dividend income	136,179
Interest	541

1,450,393

EXPENSES
Management fee	609,359
Custodian's fees	25,000
Audit fee	7,000
Directors’ fees	6,000
Insurance expenses	3,000
Legal fees and expenses	2,000
Commitment fee on syndicated credit agreement	300
Miscellaneous	3,001

Total expenses	655,660

NET INVESTMENT INCOME	794,733

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,196,719
Net change in unrealized appreciation (depreciation) on investments	(724,128)

NET GAIN ON INVESTMENTS	8,472,591

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,267,324

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$794,733	$1,185,445
Net realized gain on investments	9,196,719	14,687,486
Net change in unrealized appreciation on investments	(724,128)	(4,802,282)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,267,324	11,070,649

DIVIDENDS:
Dividends from net investment income	—	(1,187,000)

CAPITAL STOCK TRANSACTIONS:
Capital stock issued in reinvestment of dividends [0 and 134,306 shares, respectively]	—	1,187,000
Capital stock repurchased [1,456,950 and 2,604,255 shares, respectively]	(14,292,488)	(23,515,932)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(14,292,488)	(22,328,932)

TOTAL DECREASE IN NET ASSETS	(5,025,164)	(12,445,283)
NET ASSETS:
Beginning of period	222,252,184	234,697,467

End of period (a)	$217,227,020	$222,252,184

(a) Includes undistributed net investment income of:	$807,270	$12,537

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to it’s shareholders. Therefore, no federal income tax provision is required.

B1

Withholding taxes on foreign dividends are recorded, net of receivable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

The Fund, along with other affiliated registered investment companies (the “Fund”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of SCA. The expiration date of the SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemption. The Fund did not borrow any amounts pursuant to the SCA during the year ended June 30, 2007.

Note 3:	Other Transactions with Affiliates

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007 aggregated $64,700,454 and $80,131,407, respectively.

Note 5:	Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$178,901,520	$39,955,325	$1,479,331	$38,475,994

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2006 of approximately $44,211,000 of which, $31,275,000 expires in 2010 and $12,936,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

B2

Note 6:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B3

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.53		$9.10	$8.17	$7.38	$5.69	$7.79

Income From Investment Operations:
Net investment income	.04		.05	.03	.04	.02	.06
Net realized and unrealized gains (losses) on investments	.37		.43	.93	.79	1.69	(2.10)

Total from investment operations	.41		.48	.96	.83	1.71	(2.04)

Less Dividends:
Dividends from net investment income	—		(.05)	(.03)	(.04)	(.02)	(.06)

Net Asset Value, end of period	$9.94		$9.53	$9.10	$8.17	$7.38	$5.69

Total Investment Return(a):	4.30%		5.32%	11.74%	11.27%	29.99%	(26.23)%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$217.2		$222.3	$234.7	$236.4	$232.5	$200.2
Ratios to average net assets:
Expenses	.59	%(b)	.60%	.62%	.61%	.63%	.23%
Net investment income	.72	%(b)	.53%	.29%	.51%	.26%	.87%
Portfolio turnover rate	30	%(c)	62%	76%	74%	80%	89%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). The Board, including all of the Independent Directors, met on June 19-21, 2007, and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year, five-year and ten-year time periods ending December 31, 2006 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 19-21, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of

Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Prudential’s Gibraltar Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund was in the fourth quartile over the one-year period, in the third quartile over three-year and five-year periods, and in the first quartile over a ten-year period in relation to the Peer Universe. The Board but noted that much of the underperformance was attributable to the Fund’s weak performance during part of 2006. The Board further noted that the Fund had outperformed against its benchmark index and ranked in the top half of the Peer Universe in three of the past five years. The Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements, and to continue to evaluate the Fund’s ongoing performance.

Fees and Expenses

The Fund’s actual management fee of 0.550% was in the first quartile. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from Jennison, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC. Both are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

The 2006 Audited Financial Statements of The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

To reduce costs, we now generally send only a single copy or prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105489    FSP SAR    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 16, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 16, 2007

*	Print the name and title of each signing officer under his or her signature.